Debt - Term Loan (Details)			12 Months Ended
	Oct. 13, 2021 USD ($) $ / shares shares	Mar. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) tranche $ / shares shares	Aug. 26, 2021 $ / shares	Dec. 31, 2020 USD ($)	Mar. 15, 2006 $ / shares
Line of Credit Facility [Line Items]
Warrants, exercise price (in dollars per share) | $ / shares				$ 11.50		$ 1.14
Common stock warrant liabilities			$ 497,000		$ 0
Term Loan Agreement
Line of Credit Facility [Line Items]
Amount of loan drawn	$ 10,000,000	$ 20,000,000
Number of tranches | tranche			2
Amount that are eligible to disburse per tranche			$ 10,000,000
Minimum fixed rate on variable rate			7.50%
Advance notice period			30 days
Common stock warrant liabilities			$ 3,300,000
Final payment fee percentage			5.00%
Final payment amount of SVB loan payable			$ 1,500,000
Debt issuance costs			$ 300,000
Term Loan Agreement | Debt Instrument, Prepayment Fee, Period One
Line of Credit Facility [Line Items]
Prepayment fee			3.00%
Term Loan Agreement | Debt Instrument, Prepayment Fee, Period Two
Line of Credit Facility [Line Items]
Prepayment fee			2.00%
Term Loan Agreement | Debt Instrument, Prepayment Fee, Period Three
Line of Credit Facility [Line Items]
Prepayment fee			1.00%
Term Loan Agreement | Warrants to purchase common stock
Line of Credit Facility [Line Items]
Warrants, exercise price (in dollars per share) | $ / shares	$ 10.28		$ 10.28
Warrants immediately exercisable (in shares) | shares			287,704
Exercisable warrants upon funding of additional tranche (in shares) | shares	123,302
Term Loan Agreement | Prime Rate
Line of Credit Facility [Line Items]
Effective interest rate			7.50%
Basis spread on variable rate			4.25%
Term Loan Agreement | Silicon Valley Bank and SVB Innovation Credit Fund VIII, L.P.,
Line of Credit Facility [Line Items]
Maximum loan facility amount		$ 50,000,000
Outstanding principal and interest collateralized (as a percent)		50.00%